Derivatives and hedge accounting (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about hedging instruments [abstract]
Schedule of derivatives and maturity analysis
Derivatives by categories

	December 31, 2025			December 31, 2024
Skr mn	Assets Fair value	Liabilities Fair value	Nominal amounts[1]	Assets Fair value	Liabilities Fair value	Nominal amounts[1]
Interest rate-related contracts	4,624	1,332	510,865	5,066	919	531,122
of which in fair value hedges	1,067	302	227,635	525	358	261,126
of which in cash flow hedges	—	—	—	-4	—	5,000
Currency-related contracts	2,097	7,550	137,052	5,577	4,120	154,836
of which in fair value hedges	1,877	1,107	32,167	1,448	2,566	35,260
Equity-related contracts	—	—	—	—	70	90
Contracts related to commodities, credit risk, etc.	—	105	2,890	—	118	4,648
Total derivatives[2]	6,721	8,988	650,807	10,643	5,227	690,696
1 Nominal amounts before set-off. 2 All derivatives are used for economic hedging purposes.
Maturity analysis of the nominal amounts of hedging instruments

	December 31, 2025
Skr mn	< 1 year	1 year < 5 years	> 5 years	Nominal amounts
Interest rate-related contracts
Hedge of fixed rate assets	58,290	137,043	29,045	224,378
Hedge of fixed rate liabilities	—	1,240	2,017	3,257
Hedge of floating rate assets	—	—	—	—
Currency-related contracts
Hedge of fixed rate assets	4,262	13,730	408	18,400
Hedge of fixed rate liabilities	1,948	8,190	3,629	13,767

	December 31, 2024
Skr mn	< 1 year	1 year < 5 years	> 5 years	Nominal amounts
Interest rate-related contracts
Hedge of fixed rate assets	70,503	148,112	37,929	256,544
Hedge of fixed rate liabilities	5,000	—	—	5,000
Hedge of floating rate assets	1,155	1,194	2,233	4,582
Currency-related contracts
Hedge of fixed rate assets	452	11,936	6,062	18,450
Hedge of fixed rate liabilities	8,199	7,966	646	16,811

Schedule of carrying amount of hedge items in fair value hedge and its adjustments

Assets	December 31, 2025		December 31, 2024
Skr mn	Carrying amount	Fair value hedge adjustments	Carrying amount	Fair value hedge adjustments
Loans in the form of interest-bearing securities	13,333	-155	15,979	-598
Loans to credit institutions	874	-2	1,058	—
Loans to the public	13,707	-26	12,315	-44
Total	27,914	-183	29,352	-642

Liabilities	December 31, 2025		December 31, 2024
Skr mn	Carrying amount	Fair value hedge adjustments	Carrying amount	Fair value hedge adjustments
Debt securities issued	223,952	1,556	256,459	378
Total	223,952	1,556	256,459	378

Schedule of cash flow hedge effectiveness
Cash flow hedge effectiveness

Skr mn	2025	2024
Changes in fair value of hedging instruments	4	56
Changes in value of hedged items used as a basis for recognizing hedge ineffectiveness	-3	-58
Hedge ineffectiveness recognized in profit or loss[1]	—	—
Hedging gain or losses recognized in other comprehensive income	4	56
1 Recognized in the line item “Net result of financial transactions”.

Schedule of cash flow hedge reserve

Skr mn	2025	2024
Opening balance January 1	-3	-47
Valuation gains and losses	6	126
Tax on valuation gains and losses	-1	-26
Transferred to the income statement	-2	-71
Tax on transfers to the income statement	0	15
Other comprehensive income, net of tax	3	44
Total comprehensive income	3	44
Closing balance December 31	—	-3
of which relates to continuing hedges for which hedge accounting is applied	—	-3
of which relates to hedging relationships for which hedge accounting is no longer applied	0	—

Schedule of financial assets subject to offsetting, enforceable master netting arrangements and similar agreements

Skr mn	Dec 31, 2025	Dec 31, 2024
Gross amounts of recognized financial assets	8,185	13,328
Amounts offset in the Statement of Financial Position	-1,465	-2,685
Net amounts of financial assets presented in the Statement of Financial Position	6,721	10,643
Amounts subject to an enforceable master netting arrangement or similar agreement not offset in the Statement of Financial Position related to:
Financial instruments	-2,124	-1,881
Cash collateral received	-4,339	-7,997
Net amount	258	765

Schedule of financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements

Skr mn	Dec 31, 2025	Dec 31, 2024
Gross amounts of recognized financial liabilities	10,452	7,912
Amounts offset in the Statement of Financial Position	-1,465	-2,685
Net amounts of financial liabilities presented in the Statement of Financial Position	8,988	5,227
Amounts subject to an enforceable master netting arrangement or similar agreement not offset in the Statement of Financial Position related to:
Financial instruments	-2,124	-1,881
Cash collateral paid	-6,560	-3,170
Net amount	303	176